Consolidated Statements of Profit and Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Transaction and brokerage fees	$ 5,345	$ 4,495	$ 2,544
Gross profit on service revenue
Sales of digital assets	11,380	8,724
Cost of digital assets	(11,380)	(8,758)
Change in revaluation of digital assets	235	(188)
Net gain (loss) on digital assets	235	(222)
Total income	5,580	4,273	2,544
Operating (expenses) income
Research and development	(3,319)	(5,306)	(3,849)
Sales and marketing	(4,006)	(6,512)	(6,411)
General and administrative	(13,316)	(15,450)	(33,136)
Other expense	(1,618)
Change in fair value of INX Token warrant liability	204	8,294	(12,626)
Total operating expenses	(22,055)	(18,974)	(56,022)
Loss from operations	(16,475)	(14,701)	(53,478)
Unrealized gain (loss) on INX Tokens issued	3,775	226,044	(161,173)
Finance income	1,696	787
Financial expenses	(255)	(677)	(427)
Loss on investment in associate	(591)
Income (loss) before tax	(11,850)	211,453	(215,078)
Tax expenses	(205)	(119)	(157)
Net income (loss)	(12,055)	211,334	(215,235)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Realized loss on securities at fair value through other comprehensive income (loss) reclassification adjustment into net income (loss)	77	424
Unrealized gain (loss) on securities at fair value through other comprehensive income (loss)	1,086	(1,353)
Adjustments arising from translating financial statements from functional currency to presentation currency	(53)	(513)	188
Total other comprehensive income (loss)	1,110	(1,442)	188
Total comprehensive income (loss)	$ (10,945)	$ 209,892	$ (215,047)
Earnings (loss) per share, basic (in Dollars per share)	$ (0.25)	$ 4.52	$ (14.3)
Weighted average number of shares outstanding, basic (in Shares)	47,635,875	46,767,930	15,048,576
Service revenue
Revenue
Gross profit on service revenue	$ 976
Cost of services
Revenue
Gross profit on service revenue	$ (976)